Deposits (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Miscellaneous non-current assets [abstract]
Impairment on deposits		$ 27,300
Equipment deposit provision, reclassed	$ 15,200	$ 0
Remaining equipment deposit provision	$ 12,100